Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Annual Lease Payments

Future minimum annual lease payments under all non-cancelable operating leases with an initial term in excess of one year as of December 31, 2016 are as follows:

Minimum future
operating lease payments
Year ending December 31,	(U.S. $ in thousands)
2017	$8,960
2018	7,589
2019	4,791
2020	4,127
2021	2,990
Thereafter	2,886
31,343

Schedule of Future annual principal payments

As described in note 2, in December 2016, the Company borrowed $26 million under a secured loan agreement in connection with its new facility in Israel. Future annual principal payments under the Bank Loan debt as of December 31, 2016 are as follows:

Loan pricipal amount
Year ending December 31,	(U.S. $ in thousands)
2017	$3,714
2018	3,714
2019	3,714
2020	3,714
2021	3,714
Thereafter	7,430
26,000